Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 41,511	$ 33,634	$ 33,551
Cost of revenues	32,451	27,048	27,433
Gross profit	9,060	6,586	6,118
Operating costs and expenses:
Research and development	166	208	112
Sales and marketing	4,924	3,955	3,922
General and administrative	2,122	1,906	1,747
Other income	(81)		(39)
Impairment of intangible assets			517
Impairment of goodwill			471
Total operating costs and expenses	7,131	6,069	6,730
Operating income (loss)	1,929	517	(612)
Financial expenses, net	(647)	(105)	(348)
Income (loss) before taxes on income	1,282	412	(960)
Taxes on income (tax benefit)	6	(39)
Net income (loss)	$ 1,276	$ 451	$ (960)
Basic net income (loss) per share (in Dollars per share)	$ 0.23	$ 0.09	$ (0.22)
diluted net income (loss) per share (in Dollars per share)	$ 0.23	$ 0.08	$ (0.22)
Shares (in thousands) used in calculation of earnings per share:
Basic (in Shares)	5,550	5,212	4,298
Diluted (in Shares)	5,589	5,424	4,298